Shareholder Report, Line Graph (Details) LMZ0700_Franklin Multi-Asset Variable Conservative Growth Fund_Class II_TSR Annual {Class II} - USD ($)										12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jun. 23, 2017	Dec. 31, 2025
Class II
Account Value [Line Items]
Line Graph and Table Measure Name										Class II
Accumulated Value	$ 15,935	$ 14,282	$ 12,498	$ 14,588	$ 13,128	$ 11,852	$ 10,135	$ 10,618	$ 10,000	$ 17,928
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 3000 Index
Accumulated Value	26,661	21,534	17,097	21,161	16,840	13,930	10,632	11,220	10,000	$ 31,232
Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Composite Benchmark
Accumulated Value	16,077	14,670	12,806	15,125	13,795	12,133	10,214	10,634	10,000	$ 18,210
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Index
Accumulated Value	10,770	10,636	10,080	11,588	11,770	10,946	10,069	10,067	10,000	$ 11,555
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 1000 Index
Accumulated Value	$ 27,349	$ 21,965	$ 17,360	$ 21,465	$ 16,975	$ 14,033	$ 10,677	$ 11,214	$ 10,000	$ 32,098